Note 14 - Income Tax - Deferred Tax Assets (Details) - CAD ($) $ in Thousands	Nov. 30, 2024	Nov. 30, 2023
Statement Line Items [Line Items]
Long-term investments	$ (4,421)	$ (5,277)
Non-capital losses carry-forward	4,421	5,277
Future withholding tax	(246)	0
Others	0
Others		(904)
Net deferred tax liabilities	$ (246)	$ (904)